Unaudited Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment	¥ 292	$ 40	¥ 315
Intangible assets	156,373	21,518	165,279
Right-of-use assets	3,302	454	3,939
Goodwill	764	105	764
Prepayments, other receivables and other assets	7,237	996	24,460
Deferred tax assets
Equity investment at fair value through profit or loss
Total non-current assets	167,968	23,113	194,757
CURRENT ASSETS
Inventories	982	135
Trade receivables	57,851	7,961	22,844
Prepayments, other receivables and other assets	34,467	4,743	21,112
Net investments in subleases
Due from shareholders	1,913	263	1,913
Cash and cash equivalents	1,831	252	7,574
Total current assets	97,347	13,396	53,746
Total assets	265,315	36,509	248,503
EQUITY
Issued capital	258	36	221
Reserves	51,705	7,115	21,523
Equity attributable to equity holders of the parent	51,964	7,152	21,744
Non-controlling interests	1,700	234	1,813
Total equity	53,663	7,385	23,557
NON-CURRENT LIABILITIES
Interest-bearing loans and borrowings	3,000	413	3,000
Contract liabilities	1,441	198	12,376
Deferred tax liabilities
Lease liabilities	2,490	343	2,487
Total non-current liabilities	6,931	954	17,863
CURRENT LIABILITIES
Trade payables	47,177	6,492	34,818
Other payables and accruals	93,893	12,920	87,859
Contract liabilities	15,286	2,103	6,314
Due to a shareholder and	13,097	1,802	13,097
Interest-bearing loans and borrowings	32,703	4,500	62,226
Leased liabilities	1,163	160	1,706
Income tax payable	1,402	193	1,063
Total current liabilities	204,721	28,170	207,803
Total liabilities	211,652	29,124	224,946
Total equity and liabilities	265,315	36,509	248,503
Related Party
CURRENT ASSETS
Due from related parties	¥ 303	$ 42	¥ 303